Touchstone Balanced Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.21%	13.09%	14.27%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Blend comprised of 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.82%	8.12%	9.83%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Blend comprised of 60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.73%	8.18%	9.85%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.91%	6.62%	9.31%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.49%	5.96%	8.07%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.40%	5.06%	7.23%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.72%	6.90%	9.21%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[3]	13.83%	7.95%	10.10%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]	14.03%	8.05%	10.04%

[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the blend compromised of 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index which has a similar investment universe to the Fund.
[3]	Class Y shares of the Fund assumed the performance history of Class I shares of the Predecessor Fund.
[4]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.
[5]	The inception date of Class R6 shares was October 28, 2021. Class R6 shares’ performance was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class R6 shares.